Earnings per share - Additional Information (Details)			3 Months Ended		9 Months Ended
	Jun. 22, 2026 shares	Jun. 22, 2026	Sep. 30, 2026 shares	Sep. 30, 2025 shares	Sep. 30, 2026 shares	Sep. 30, 2025 shares
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	49,092	29,707				24,135
Key management personnel of entity or parent
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)			26,565		26,565	20,000
Dilutive effect of share options on number of ordinary shares			484,616	207,340	489,177	254,263